SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   NOVEMBER 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker


11-2     CEE   6600     13.446        16.43	   Bear Stearns
11-3	" "       6600     14.4773      16.25                " "

The Central European Equity Fund, Inc.
Name of Registrant
By Laura Weber - Assistant Treasurer
Date of Statement          12/9/98